                    United
                    Municipal
                    High Income
                    Fund, Inc.

                    ANNUAL
                    REPORT
                    --------------------------------------------
                    For the fiscal year ended September 30, 1995

FUND MANAGER'S LETTER
-----------------------------------------------------------------
SEPTEMBER 30, 1995

Dear Shareholder:

This report relates to the operation of your Fund for the fiscal year ended September 30, 1995. The discussion, graphs and tables contained in this report will provide you with information regarding the Fund's performance during that period.

Various economic and political events affected the Fund's performance during the past fiscal year. During the first two quarters of the fiscal year, the Federal Reserve increased short-term interest rates several times to preempt possible inflationary tendencies resulting from the strengthening economy. However, during the latter stages of the second quarter, the economy entered a period of slower growth prompting the Federal Reserve to slightly lower the short-term federal funds rate. On the political front, the newly empowered Republican party promised, among other things, to balance the federal budget and to restructure the federal tax laws.

Consistent with the primary objective of the Fund to maximize tax-free income, we remained fully invested in long-term municipal bonds during the past fiscal year. The Fund continued to emphasize bonds with comparatively higher yields. We sold lower-yielding bonds to purchase newly issued bonds with higher yields as they became available.

The strategies and techniques we applied resulted in the direction of the Fund's performance remaining fairly consistent with that of the indexes charted on the following page. Those indexes reflect the performance of securities that generally represent the municipal bond market (the Lehman Brothers Municipal Bond Index) and the universe of funds with similar investment objectives (the Lipper High Yield Municipal Bond Fund Universe Average).

We expect that inflation will remain low and that the economy will continue its slow pace of growth well into 1996. We also expect a modest decline in interest rates during the next year. Accordingly, we intend to shift Fund assets from bonds tied to shorter maturity calls to bonds that have the potential to rise in value during periods of declining interest rates.

Thank you for your continued confidence.

Respectfully,
John M. Holliday
Manager, United Municipal High Income Fund

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                    UNITED MUNICIPAL HIGH INCOME FUND, INC.,
                   THE LEHMAN BROTHERS MUNICIPAL BOND INDEX,
         AND THE LIPPER HIGH YIELD MUNICIPAL BOND FUND UNIVERSE AVERAGE

Average Annual Total Return*
1 year    5 years   9+ years**
5.93%     8.51 %    8.32%

                                              Lipper
                                          High Yield
                      United   Lehman      Municipal
                      MunicipalBrothers         Bond
                      High IncomeMunicipal      Fund
                      Fund,      Bond       Universe
                      Inc.      Index        Average
                      ------------------  ----------
     01/21/86  Purchase        $9,575         10,000   10,000
     09/30/86         10,543   11,119         10,992
     09/30/87         10,920   11,175         11,032
     09/30/88         11,713   12,648         12,338
     09/30/89         13,046   13,746         13,490
     09/30/90         13,814   14,681         14,167
     09/30/91         15,521   16,617         15,691
     09/30/92         17,240   18,354         17,216
     09/30/93         19,615   20,693         19,345
     09/30/94         19,624   20,188         18,903
     09/30/95         21,711   22,447         20,695

     ====      United Municipal High Income Fund, Inc. -- $21,711***
     ++++      Lehman Brothers Municipal Bond Index  -- $22,447
     ----      Lipper High Yield Municipal Bond Fund Universe Average - $20,695

  Past performance is not predictive of future performance. Indexes are unmanaged.

  *Performance data quoted represents past performance and is based on deduction of a 4.25% sales load on the initial purchase in each of the three periods. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
 **1/21/86 (inception) through 9/30/95. For the period from January 6, 1986 through September 30, 1986, Waddell & Reed, Inc. voluntarily waived any management and shareholder service fees and paid daily Fund expenses above 1/365th of 0.75 of 1% of the Fund's net assets. The 9+ years total return shown above would have been slightly lower without this assumption of expenses.
***The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund.

SHAREHOLDER SUMMARY
--------------------------------------------------------------
United Municipal High Income Fund, Inc.

PORTFOLIO STRATEGY:
Ordinarily, at least 75%   OBJECTIVE:   High level of income
medium and lower rated                  which is not
Municipal Bonds                         subject to Federal income taxation.
                                        (Income may be
Generally less than 20%                 subject to state and
Taxable Debt Securities                 local taxes.  A portion may be subject
                                        to Federal
No more than 25% in                     taxes, including
industrial revenue                      alternative minimum tax.)
bonds of any one industry
                            STRATEGY:   Invests primarily in municipal bonds
                                        (debt securities the interest on which
                                        is generally exempt from Federal income
                                        tax) in the medium-and lower-rated
                                        categories as classified by recognized
                                        rating agencies.  (May invest in
                                        securities subject to repurchase
                                        agreements.  May invest in certain
                                        futures.)

                             FOUNDED:   1986

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY

          PER SHARE DATA
For the Fiscal Year Ended September 30, 1995
--------------------------------------------
DIVIDENDS PAID                 $0.35
                               =====
CAPITAL GAINS DISTRIBUTION     $0.02
                               =====

NET ASSET VALUE ON
   9/30/95  $5.27 adjusted to: $5.29(A)
   9/30/94                      5.12
                               -----
CHANGE PER SHARE               $0.17
                               =====

(A) This number includes the capital gains distribution of $0.02 paid in December 1994 added to the actual net asset value on September 30, 1995.

Past performance is not necessarily indicative of future results.

                              TOTAL RETURN HISTORY

                                            Average Annual Total Return
                                            ---------------------------
                                                With         Without
Period                                      Sales Load**  Sales Load***
------                                      ------------  -------------
1-year period ended 9-30-95                      5.93%         10.63%
5-year period ended 9-30-95                      8.51%          9.46%
Period from 1-21-86*
  through 9-30-95                                8.32%          8.81%

Initial public offering of the Fund.

Performance data quoted represents past performance and is based on deduction of 4.25% sales load on the initial purchase in each of the three periods.

Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1995, United Municipal High Income Fund, Inc. had net assets totaling $382,804,929 invested in a diversified portfolio.

As a shareholder of United Municipal High Income Fund, Inc., for every $100 you had invested on September 30, 1995, your Fund owned:

 $21.95  Other Municipal Bonds
  17.75  Life Care/Nursing Center Revenue Bonds
  14.46  Hospital Revenue Bonds
  12.54  Industrial Development Revenue Bonds
   8.71  Airport Revenue Bonds
   7.62  Water and Sewer Revenue Bonds
   5.07  Resource Recovery Bonds
   2.95  General Obligation Bonds
   3.87  Housing Revenue Bonds
   3.40  Lease/Certificates of Participation Bonds
   1.68  Cash and Cash Equivalents







                    1995 TAX YEAR TAXABLE EQUIVALENT YIELDS*
--------------------------------------------------------------------------------
If your Taxable Income is:
                            Your
                          Marginal    Equivalent Tax Free Yields
   Joint           Single   Tax         -----------------------------------
   Return          ReturnBracket Is    5%     6%      7%     8%
-----------------------------------------------------------------
$      0- 39,000$      0- 23,250      15%     5.88    7.06   8.24     9.41

$ 39,001- 94,250$ 23,251- 56,550      28%     6.94    8.33   9.72     11.11

$ 94,251-143,600$ 56,551-117,950      31%     7.25    8.70  10.14     11.59

$143,601-256,500$117,951-256,500      36%     7.81    9.38  10.94     12.50

$256,501 and above$256,501 and above  39.6%   8.28    9.93  11.59     13.25

Above table is for illustration only and does not represent the actual performance of United Municipal High Income Fund, Inc.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS
ALABAMA - 1.09%
 The Medical Clinic Board of the City of
   Birmingham-North, Revenue Bonds, Series
   1991-A (Carraway Methodist Hospitals Project),
   7.5%, 7-1-2015 ........................   $ 2,000 $  2,117,500
 The Medical Clinic Board of the City of Ozark,
   Alabama, First Mortgage Revenue Bonds (United
   States Health & Housing Foundation, Inc.
   Project), Series 1988-A,
   10.0%, 10-1-2015 ......................     1,000    1,051,250
 The Marshall County Health Care Authority,
   Hospital Revenue Refunding Bonds,
   Series 1992 (Guntersville-Arab
   Medical Center),
   7.0%, 10-1-2013 .......................     1,000    1,003,750
   Total .................................              4,172,500

ALASKA - 0.93%
 Alaska Industrial Development and Export
   Authority, Refunding Revenue Bonds, Series
   1989 (American President Lines Project),
   8.0%, 11-1-2009 .......................     1,820    1,988,350
 Anchorage Parking Authority, Lease Revenue
   Refunding Bonds, Series 1993 (5th Avenue
   Garage Project),
   6.75%, 12-1-2008 ......................     1,500    1,571,250
   Total .................................              3,559,600

ARIZONA - 0.55%
 Hayden-Winkelman Unified School District
   No. 41 of Gila County, Arizona, Capital
   Appreciation Refunding Bonds, Series 1995,
   0.0%, 7-1-2010 ........................     6,145    2,120,025

ARKANSAS - 0.45%
 The Fayetteville Public Facilities Board,
   Refunding and Improvement Revenue Bonds,
   Series 1989A (Butterfield Trail Village
   Project),
   9.5%, 9-1-2014 ........................     1,600    1,702,000


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
CALIFORNIA - 5.89%
 Foothill/Eastern Transportation Corridor
   Agency, Toll Road Revenue Bonds, Series
   1995A,
   0.0%, 1-1-2013 (A) ....................   $11,925 $  6,424,594
 San Joaquin Hills Transportation Corridor
   Agency (Orange County, California):
   Junior Lien Toll Road Revenue Bonds,
   0.0%, 1-1-2002 ........................     2,755    1,814,856
   Senior Lien Toll Road Revenue Bonds,
   0.0%, 1-1-2011 (A) ....................     2,500    1,790,625
 Hi-Desert Memorial Hospital District,
   Revenue Bonds, Series 1994A,
   8.0%, 10-1-2019 .......................     3,000    3,101,250
 Huntington Beach Public Financing Authority
   (Orange County, California), 1992 Revenue
   Bonds (Huntington Beach Redevelopment
   Projects),
   7.0%, 8-1-2024 ........................     3,000    2,917,500
 Certificates of Participation (1991 Capital
   Improvement Project), Bella Vista Water
   District (California),
   7.375%, 10-1-2017 .....................     1,500    1,597,500
 Sacramento Cogeneration Authority,
   Cogeneration Project Revenue Bonds
   (Procter & Gamble Project),
   1995 Series,
   6.5%, 7-1-2014 ........................     1,500    1,518,750
 Carson Redevelopment Agency (California),
   Redevelopment Project Area No. 2,
   Refunding Tax Allocation Bonds,
   Series 1993,
   6.0%, 10-1-2016 .......................     1,500    1,402,500
 Kings County Waste Management Authority,
   Solid Waste Revenue Bonds, Series 1994
   (California),
   7.2%, 10-1-2014 .......................     1,000    1,052,500
 Inglewood Public Financing Authority,
   1992 Revenue Bonds, Series C (In-Town,
   Manchester-Prairie and North Inglewood
   Industrial Park Redevelopment Projects-
   Housing Set-Aside Loans),
   7.0%, 5-1-2022 ........................       890      917,812
   Total .................................             22,537,887


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
COLORADO - 7.70%
 City and County of Denver, Colorado,
   Airport System Revenue Bonds:
   Series 1991A,
   8.75%, 11-15-2023 .....................   $ 6,000 $  6,922,500
   Series 1994A,
   7.5%, 11-15-2023 ......................     3,000    3,202,500
 Colorado Health Facilities Authority,
   Hospital Revenue Bonds (PSL Healthcare
   System Project), Series 1991B,
   8.5%, 2-15-2021 .......................     3,000    3,555,000
 City and County of Denver, Colorado,
   Revenue Bonds (Jewish Community Centers
   of Denver Project), Series 1994:
   8.25%, 3-1-2024 .......................     2,390    2,461,700
   7.875%, 3-1-2019 ......................       815      840,469
 Upper Eagle Regional Water Authority,
   Eagle County, Colorado, Water Refunding
   and Improvement Revenue Bonds,
   Series 1995,
   6.7%, 12-1-2018 .......................     2,400    2,403,000
 City of Colorado Springs, Colorado,
   Airport System Revenue Bonds, Series 1992A,
   7.0%, 1-1-2022 ........................     2,200    2,285,250
 City of Central, Gilpin County, Colorado:
   General Obligation Water Bonds,
   Series 1992,
   7.5%, 12-1-2012 .......................     1,500    1,741,875
   Water Revenue Bonds, Series 1991,
   8.625%, 9-15-2011 .....................       500      534,375
 Pitkin County, Colorado, Lease Purchase
   Agreement, Certificates of Participation
   (County Administration Building Project),
   Series 1991,
   7.4%, 10-1-2011 .......................     1,500    1,614,375
 Mountain Village Metropolitan District, San
   Miguel County, Colorado, General
   Obligation Refunding Bonds, Series 1992,
   8.1%, 12-1-2011 .......................     1,435    1,522,894
 School District No. 20, El Paso County,
   Colorado, General Obligation Refunding
   Bonds, Series 1993A, Capital
   Appreciation Bonds,
   0.0%, 6-15-2008 .......................     2,600    1,264,250


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
COLORADO (Continued)
 Arapahoe Water and Sanitation District,
   Arapahoe County, Colorado, General
   Obligation Refunding Bonds, Series 1988A:
   Prerefund Bonds,
   9.25%, 12-1-2013 ......................   $   850 $    978,563
   Unrefunded Bonds,
   9.25%, 12-1-2013 ......................       150      159,563
   Total .................................             29,486,314

CONNECTICUT - 1.59%
 Connecticut Development Authority, First
   Mortgage Gross Revenue Health Care
   Project Bonds, Church Homes, Inc.:
   Congregational Avery Heights Project -
   1990 Series,
   9.0%, 4-1-2020 ........................     2,500    2,693,750
   Congregational Avery Nursing Facilities
   Project - 1991 Series,
   8.5%, 4-1-2021 ........................     1,490    1,573,813
 Eastern Connecticut Resource Recovery
   Authority, Solid Waste Revenue Bonds
   (Wheelabrator Lisbon Project),
   Series 1993A,
   5.5%, 1-1-2014 ........................     2,000    1,835,000
   Total .................................              6,102,563

DISTRICT OF COLUMBIA - 1.34%
 Certificates of Participation, Series 1993,
   District of Columbia,
   7.3%, 1-1-2013 ........................     3,000    3,022,500
 District of Columbia Revenue Bonds
   (National Public Radio Issue),
   Series 1992,
   7.625%, 1-1-2013 ......................     2,000    2,092,500
   Total .................................              5,115,000

FLORIDA - 3.42%
 City of Atlantic Beach, Florida,
   Variable Rate Demand,
   Improvement and Refunding Revenue Bonds,
   Series 1994B (Fleet Landing Project),
   4.8%, 10-1-2024 .......................     3,700    3,700,000
 Lake County, Florida, Resource Recovery
   Industrial Development Refunding Revenue
   Bonds (NRG/Recovery Group Project),
   Series 1993A,
   5.95%, 10-1-2013 ......................     2,500    2,353,125


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
FLORIDA (Continued)
 Dade County Industrial Development Authority,
   Industrial Development Revenue Bonds,
   Series 1995 (Miami Cerebral Palsy
   Residential Services, Inc. Project),
   8.0%, 6-1-2022 ........................   $ 2,000 $  1,997,500
 Highlands County (Florida), Industrial
   Development Authority, Industrial
   Development Revenue Refunding Bonds
   (Beverly Enterprises - Florida, Inc.
   Project), Series 1991,
   9.25%, 7-1-2007 .......................     1,435    1,591,056
 City of Fort Walton Beach, First Mortgage
   Industrial Development Revenue Bonds,
   Series 1986 (Ft. Walton Beach Ventures,
   Inc. Project),
   10.5%, 12-1-2016 ......................     1,335    1,388,400
 City of Winter Garden, Florida, Industrial
   Development Revenue Refunding Bonds
   (Beverly Enterprises - Florida, Inc. Project),
   Series 1991,
   8.75%, 7-1-2012 .......................     1,000    1,092,500
 The Lee County (Florida) Industrial
   Development Authority, Economic Development
   Revenue Refunding Bonds (Encore Nursing
   Center Partners, Ltd.-85 Project),
   Series 1992,
   8.125%, 12-1-2007 .....................       900      947,250
   Total .................................             13,069,831

GEORGIA - 1.52%
 Hospital Authority of Savannah, Revenue
   Refunding and Improvement Bonds
   (Candler Hospital), Series 1992,
   7.0%, 1-1-2011 ........................     3,180    3,231,675
 Tri-City Hospital Authority, Georgia,
   Revenue Certificates, Series 1993,
   6.375%, 7-1-2016 ......................     2,750    2,591,875
   Total .................................              5,823,550

GUAM - 0.79%
 Guam Airport Authority, General Revenue
   Bonds, 1993 Series B,
   6.6%, 10-1-2010 .......................     3,000    3,037,500


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
IDAHO - 0.57%
 Idaho Health Facilities Authority, Hospital
   Revenue Refunding Bonds, Series 1992
   (IHC Hospitals, Inc.), Indexed Inverse
   Floating Rate Securities,
   7.6%, 2-15-2021 (B) ...................   $ 2,000 $  2,182,500

ILLINOIS - 6.23%
 Village of Sauget, Illinois, Variable
   Rate Demand Pollution Control Revenue
   Refunding Bonds (Monsanto Company Project):
   Series 1993,
   4.05%, 5-1-2028 .......................     2,000    2,000,000
   Series 1992,
   4.4%, 9-1-2022 ........................     1,000    1,000,000
 City of Hillsboro, Montgomery County,
   Illinois, General Obligation Bonds
   (Alternate Revenue Source), Series 1991,
   7.5%, 12-1-2021 .......................     2,640    2,831,400
 City of Chicago, Chicago-O'Hare
   International Airport, Special Facility
   Revenue Refunding Bonds, Series 1994
   (American Airlines, Inc. Project),
   8.2%, 12-1-2024 .......................     2,400    2,802,000
 Illinois Health Facilities Authority,
   Revenue Bonds, Series 1992A
   (Fairview Obligated Group Project),
   8.75%, 10-1-2002 ......................     2,500    2,706,250
 Illinois Development Finance Authority
   Revenue Bonds, Series 1993C (Catholic
   Charities Housing Development
   Corporation Project),
   6.1%, 1-1-2020 ........................     2,500    2,381,250
 Village of Lansing, Illinois, Landings
   Redevelopment Project Area, Tax Increment
   Refunding Revenue Bonds (Limited Sales
   Tax Pledge), Series 1992,
   7.0%, 12-1-2008 .......................     2,000    2,152,500
 Village of Hanover Park, Cook and DuPage
   Counties, Illinois, First Mortgage
   Revenue Bonds, Series 1989 (Windsor
   Park Manor Project),
   9.5%, 12-1-2014 .......................     2,000    2,062,500
 City of Blue Island, Cook County, Illinois,
   Golf Course Revenue Bonds (Utility Tax
   Pledge), Series 1992,
   7.375%, 5-1-2014 ......................     2,000    2,017,500


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
ILLINOIS (Continued)
 Village of Hodgkins, Cook County, Illinois,
   Tax Increment Revenue Refunding Bonds,
   Series 1995A,
   7.625%, 12-1-2013 .....................   $ 1,750 $  1,756,562
 Village of Bourbonnais, Kankakee County,
   Illinois, Sewerage Revenue Bonds,
   Series 1993,
   7.25%, 12-1-2012 ......................     1,085    1,132,469
 City of Eureka, Woodford County, Illinois,
   General Obligation Refunding Bonds
   (Alternate Revenue Source), Series 1993,
   6.25%, 7-1-2013 .......................     1,000    1,005,000
   Total .................................             23,847,431

INDIANA - 3.89%
 Indiana Health Facility Financing Authority,
   Hospital Revenue Bonds, Series 1990
   (Hancock Memorial Hospital Project),
   8.3%, 8-15-2020 .......................     3,000    3,202,500
 Indianapolis Airport Authority, Special
   Facilities Revenue Bonds:
   Series 1994 (Federal Express
  Corporation Project),
   7.1%, 1-15-2017 .......................     1,500    1,586,250
   Series 1995 A (United Air Lines, Inc.,
   Indianapolis Maintenance Center Project),
   6.5%, 11-15-2031 ......................     1,500    1,462,500
 City of East Chicago, Indiana,
   Pollution Control:
   Refunding Revenue Bonds, Inland
   Steel Company Project No. 10,
   Series 1993,
   6.8%, 6-1-2013 ........................     2,000    1,997,500
   Revenue Bonds, Inland Steel
   Company Project No. 5,
   Series 1977,
   5.75%, 2-1-2007 .......................     1,000      942,500
 Indiana Development Finance Authority Pollution
   Control Refunding Revenue Bonds (Inland Steel
   Company Project No. 12), Series 1995,
   6.85%, 12-1-2012 ......................     2,500    2,531,250
 City of Carmel, Indiana, Retirement Rental
   Housing Revenue Refunding Bonds (Beverly
   Enterprises - Indiana, Inc. Project),
   Series 1992,
   8.75%, 12-1-2008 ......................     1,500    1,644,375


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
INDIANA (Continued)
 Indiana Health Facility Financing
   Authority, Hospital Revenue Bonds,
   Series 1992 (Fayette Memorial Hospital
   Project),
   7.2%, 10-1-2022 .......................   $ 1,000   $  988,750
 Indiana Housing Finance Authority, Residential
   Mortgage Bonds, 1988 Series R-A,
   0.0%, 1-1-2013 ........................     2,245      519,156
   Total .................................             14,874,781

IOWA - 0.36%
 City of Ottumwa, Iowa, Hospital Facility
   Revenue Refunding and Improvement Bonds,
   Series 1993 (Ottumwa Regional Health
   Center, Incorporated),
   6.0%, 10-1-2018 .......................     1,550    1,381,437

KANSAS - 2.43%
 Kansas Development Finance Authority,
   Community Provider Loan Program (Community
   Living Opportunities, Inc.), Series
   1992A Revenue Bonds,
   8.875%, 9-1-2011 ......................     2,790    3,002,737
 Baldwin City, Kansas, Educational Facilities
   Revenue Bonds (Baker University Project),
   Series 1988,
   9.5%, 10-1-2008 .......................     2,000    2,127,500
 City of Prairie Village, Kansas, Claridge
   Court Project Revenue Bonds, Series 1993A:
   8.75%, 8-15-2023 ......................     1,000    1,042,500
   8.5%, 8-15-2004 .......................     1,000    1,040,000
 City of Lenexa, Kansas, Multifamily Housing
   Revenue Refunding Bonds (Point West
   Apartments Project), Series 1995,
   7.05%, 6-1-2020 .......................     2,125    2,071,875
   Total .................................              9,284,612

KENTUCKY - 1.35%
 Kenton County Airport Board (Commonwealth
   of Kentucky), Special Facilities Revenue
   Bonds, 1992 Series A (Delta Air Lines,
   Inc. Project),
   7.5%, 2-1-2020 ........................     3,000    3,172,500
 County of Perry, Kentucky, Solid Waste
   Disposal Revenue Bonds (TJ International
   Project), Series 1994,
   7.0%, 6-1-2024 ........................     1,000    1,021,250


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
KENTUCKY (Continued)
 County of Jefferson, Kentucky, Health
   Facilities Revenue Refunding Bonds
   (Beverly Enterprises Project),
   Series 1985B,
   9.75%, 8-1-2007 .......................   $   865 $    955,825
   Total .................................              5,149,575

LOUISIANA - 2.04%
 Parish of St. Charles, State of Louisiana:
   Environmental Revenue Bonds (Louisiana
   Power & Light Company Project),
   Series 1994-A,
   6.875%, 7-1-2024 ......................     2,750    2,853,125
   Pollution Control Revenue Bonds
   (Union Carbide Project),
   Series 1992,
   7.35%, 11-1-2022 ......................     2,000    2,117,500
 Board of Commissioners of the Port of New
   Orleans, Industrial Development Revenue
   Refunding Bonds (Continental Grain Company
   Project), Series 1993,
   7.5%, 7-1-2013 ........................     2,000    2,050,000
 LaFourche Parish Home Mortgage Authority,
   Tax-Exempt Capital Appreciation Refunding
   Bonds, Series 1990-B, Class B-2,
   0.0%, 5-20-2014 .......................     3,300      767,250
   Total .................................              7,787,875

MARYLAND - 0.27%
 Baltimore County, Maryland, Pollution
   Control Revenue Refunding Bonds,
   Series 1994A (Bethlehem Steel
   Corporation Project),
   7.55%, 6-1-2017 .......................     1,000    1,042,500

MASSACHUSETTS - 3.63%
 Massachusetts Industrial Finance Agency:
   Resource Recovery Revenue Bonds (SEMASS
   Project), Series 1991B,
   9.25%, 7-1-2015 .......................     5,000    5,600,000
   First Mortgage Revenue Bonds, Reeds
   Landing Project, Series 1993,
   8.625%, 10-1-2023 .....................     3,000    3,026,250
   Revenue Bonds, Beaver Country Day School
   Issue, Series 1992, Subseries A,
   8.1%, 3-1-2008 ........................     1,665    1,704,544


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MASSACHUSETTS (Continued)
 Massachusetts Health and Educational
   Facilities Authority, Revenue Bonds,
   New England Deaconess Hospital Issue,
   Series D,
   6.875%, 4-1-2022 ......................   $ 3,490 $  3,568,525
   Total .................................             13,899,319

MICHIGAN - 3.19%
 City of Detroit, Michigan, General
   Obligation Refunding Bonds (Unlimited
   Tax), Series 1995-B,
   6.25%, 4-1-2009 .......................     3,000    2,996,250
 Michigan State Hospital Finance Authority,
   Hospital Revenue Refunding Bonds
   (Crittenton Hospital), Series 1994A,
   5.25%, 3-1-2014 .......................     3,000    2,670,000
 Portage Lake Water and Sewage Authority,
   Houghton County, Michigan, General
   Obligation Limited Tax Bonds:
   Series III,
   7.75%, 10-1-2020 ......................     1,000    1,195,000
   Series II,
   7.625%, 10-1-2020 .....................     1,000    1,187,500
 Michigan Strategic Fund, Limited Obligation
   Revenue Bonds:
   Knollwood Corporation Project, Series A,
   9.65%, 10-1-2016 (C) ..................     1,300    1,105,000
   Mercy Services for Aging Project,
   Series 1990,
   9.4%, 5-15-2020 .......................       900      983,250
 The Economic Development Corporation of
   the Charter Township of Waterford
   (Michigan), Limited Obligation Revenue
   Bonds, Series 1993 (Canterbury Health
   Care, Inc. Project),
   8.375%, 7-1-2023 ......................     2,000    2,077,500
   Total .................................             12,214,500

MINNESOTA - 1.57%
 City of St. Anthony, Minnesota, Housing
   Development Refunding Revenue Bonds
   (Autumn Woods Project), Series 1992,
   6.875%, 7-1-2022 ......................     2,500    2,528,125


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MINNESOTA (Continued)
 Minneapolis Community Development Agency,
   Limited Tax Supported Development Revenue
   Bonds, Common Bond Fund Series 1995-1,
   7.25%, 12-1-2015 ......................   $ 1,310 $  1,360,763
 City of Mounds View, Minnesota, Gross
   Revenue Golf Course Bonds, Series 1994A,
   6.125%, 1-1-2014 ......................     1,250    1,220,312
 Housing and Redevelopment Authority of the
   City of Saint Paul, Minnesota, Nursing Home
   Development Revenue Bonds, Series 1988
   (St. Mary's Home Project),
   10.0%, 12-1-2018 ......................       870      906,975
   Total .................................              6,016,175

MISSISSIPPI - 0.90%
 Lowndes County, Mississippi, Solid Waste
   Disposal and Pollution Control Refunding
   Revenue Bonds (Weyerhaeuser Company
   Project), Series 1992B, Indexed Inverse
   Floating/Fixed Term Bonds,
   6.7%, 4-1-2022 (D) ....................     2,000    2,157,500
 Adams County, Mississippi, Hospital Revenue
   Bonds, Series 1991 (Jefferson Davis Memorial
   Hospital Project),
   8.0%, 10-1-2016 .......................     1,200    1,276,500
   Total .................................              3,434,000

MISSOURI - 7.00%
 State Environmental Improvement and Energy
   Resources Authority (State of Missouri),
   Water Facilities Revenue Bonds
   (Tri-County Water Authority Project),
   Series 1992:
   8.75%, 4-1-2022 .......................     4,340    4,833,675
   8.25%, 4-1-2002 .......................       700      757,750
 Bi-State Development Agency of the Missouri-
   Illinois Metropolitan District, Adjustable
   Rate Terminal Facilities, Revenue Refunding
   Bonds (American Commercial Terminals, Inc.
   Project), Series 1985,
   7.75%, 6-1-2010 .......................     3,000    3,281,250
 The Industrial Development Authority of the
   City of Hannibal, Missouri, Health
   Facilities Revenue Bonds (Hannibal
   Regional Healthcare System - Medical
   Center of Northeast Missouri Project),
   Series 1992,
   9.5%, 3-1-2022 ........................     2,500    2,906,250


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MISSOURI (Continued)
 The Industrial Development Authority of the
   City of Kansas City, Missouri, Revenue Bonds
   (The Bishop Spencer Place, Incorporated
   Project), Series 1994,
   8.0%, 9-1-2016 ........................   $ 2,965 $  2,901,994
 Regional Convention and Sports Complex
   Authority, Convention and Sports Facility
   Project Bonds, Series C 1991 (The City of
   St. Louis, Missouri, Sponsor):
   7.9%, 8-15-2021 .......................     1,500    1,593,750
   7.75%, 8-15-2001 ......................       945      978,075
 Certificates of Participation,
   Series 1994, Public Water
   Supply District No. 2 of St. Charles
   County, Missouri,
   8.25%, 12-1-2020 ......................     2,000    2,105,000
 The City of Lake Saint Louis, Missouri,
   Public Facilities Authority, Certificates
   of Participation (Municipal Golf Course
   Project), Series 1993,
   7.55%, 12-1-2014 ......................     2,000    2,082,500
 Public Water Supply District No. 16 of
   Jackson County, Missouri, Water System
   Improvement Revenue Bonds, Series 1991,
   9.25%, 1-1-2020 .......................     1,800    1,620,000
 The Industrial Development Authority of
   the City of St. Louis, Missouri,
   Industrial Revenue Refunding Bonds
   (Kiel Center Multipurpose Arena Project),
   Series 1992,
   7.75%, 12-1-2013 ......................     1,500    1,582,500
 The Industrial Development Authority of the
   City of Springfield, Missouri,
   Industrial Development Refunding Revenue
   Bonds (Health Care Realty of Springfield,
   Ltd. Project), Series 1988,
   10.25%, 12-1-2010 .....................     1,190    1,231,650
 The Industrial Development Authority of
   Callaway County, Missouri, Industrial
   Development Revenue Bonds (A.P. Green
   Refractories Co. Project), Series 1984,
   8.6%, 11-1-2014 .......................       900      934,875
   Total .................................             26,809,269


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MONTANA - 0.75%
 Montana Board of Investments, Resource Recovery
   Revenue Bonds, Series 1993 (Yellowstone Energy
   Limited Partnership Project),
   7.0%, 12-31-2019 ......................   $ 3,000 $  2,880,000

NEVADA - 1.09%
 Clark County, Nevada, Industrial Development
   Revenue Bonds (Southwest Gas Corporation),
   1992 Series B,
   7.5%, 9-1-2032 ........................     4,000    4,175,000

NEW HAMPSHIRE - 4.50%
 New Hampshire Higher Educational and Health
   Facilities Authority:
   Hospital Revenue Bonds:
   Catholic Medical
   Center Issue, Series 1989,
   8.25%, 7-1-2013 .......................     3,000    3,247,500
   Monadnock Community Hospital
   Issue, Series 1990,
   9.125%, 10-1-2020 .....................     1,470    1,591,275
   St. Joseph Hospital Issue,
   Series 1991,
   7.5%, 1-1-2016 ........................     1,000    1,052,500
   First Mortgage Revenue Bonds:
   RiverWoods at Exeter Issue,
   Series 1993,
   9.0%, 3-1-2023 ........................     2,000    2,140,000
   RiverMead at Peterborough Issue,
   Series 1994,
   8.5%, 7-1-2024 ........................     2,000    2,042,500
   Revenue Bonds, New Hampshire Catholic
   Charities Issue, Series 1991,
   8.4%, 8-1-2011 ........................     1,700    1,831,750
 The Industrial Development Authority of the
   State of New Hampshire, Pollution Control
   Revenue Bonds, Public Service Company of
   New Hampshire Project:
   1991 Tax-Exempt Series A,
   7.65%, 5-1-2021 .......................     2,000    2,115,000
   1991 Tax-Exempt Series C,
   7.65%, 5-1-2021 .......................     2,000    2,115,000
 Lisbon Regional School District, New
   Hampshire, General Obligation Capital
   Appreciation School Bonds,
   0.0%, 2-1-2013 ........................     1,940    1,103,375
   Total .................................             17,238,900


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEW JERSEY - 3.30%
 New Jersey Economic Development Authority:
   First Mortgage Revenue Fixed Rate Bonds:
   Franciscan Oaks Project - Series 1992A,
   8.5%, 10-1-2023 .......................   $ 3,500 $  3,714,375
   Fellowship Village Project - Series 1995A,
   9.25%, 1-1-2025 .......................     2,500    2,609,375
   First Mortgage Revenue Bonds, The
   Evergreens - Series 1992,
   9.25%, 10-1-2022 ......................     2,000    2,235,000
 Pollution Control Financing Authority of
   Camden County (Camden County, New Jersey),
   Solid Waste Disposal and Resource
   Recovery System Revenue Bonds,
   Series 1991B (AMT),
   7.5%, 12-1-2009 .......................     3,000    3,071,250
 New Jersey Housing Finance Agency,
   Multi-Family Mortgage Revenue Bonds,
   1976 Series A,
   8.25%, 11-1-2020 ......................     1,000    1,000,000
   Total .................................             12,630,000

NEW MEXICO - 1.69%
 City of Santa Fe, New Mexico, Industrial
   Revenue Housing Refunding Bonds (Ponce
   de Leon Limited Partnership Project)
   Series 1995,
   7.25%, 12-1-2005 ......................     3,500    3,504,375
 New Mexico Educational Assistance
   Foundation, Student Loan Purchase Bonds,
   Second Subordinate 1994 Series II-C (AMT),
   6.0%, 12-1-2008 .......................     3,000    2,947,500
   Total .................................              6,451,875

NEW YORK - 1.11%
 The Port Authority of New York and New
   Jersey, Special Project Bonds, Series 2,
   Continental Airlines, Inc. and Eastern Air
   Lines, Inc. Project, LaGuardia Airport
   Passenger Terminal,
   9.125%, 12-1-2015 .....................     1,945    2,173,537


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEW YORK (Continued)
 New York City Industrial Development Agency,
   Civic Facility Revenue Bonds (YMCA of
   Greater New York Project),
   8.0%, 8-1-2016 ........................   $ 1,000 $  1,072,500
 Tompkins County Industrial Development
   Agency, Life Care Community Revenue Bonds,
   1994 (Kendal at Ithaca, Inc. Project),
   7.875%, 6-1-2024 ......................     1,000    1,011,250
   Total .................................              4,257,287

OHIO - 1.40%
 Hamilton County, Ohio, Health System Revenue
   Bonds, Providence Hospital Issue,
   Series 1992,
   6.875%, 7-1-2015 ......................     2,000    2,020,000
 City of Columbus, Ohio, Various Purpose
   Adjustable Rate Unlimited Tax Bonds,
   Series 1995-1,
   4.2%, 6-1-2016 ........................     1,200    1,200,000
 County of Lorain, Ohio, First Mortgage
   Revenue Bonds, 1992 Series A (Kendal at
   Oberlin Project),
   8.625%, 2-1-2022 ......................     1,000    1,075,000
 City of Fairfield, Ohio, Economic
   Development Revenue Refunding Bonds
   (Beverly Enterprises - Ohio, Inc. Project),
   Series 1992,
   8.5%, 1-1-2003 ........................     1,000    1,068,750
   Total .................................              5,363,750

OKLAHOMA - 3.92%
 Oklahoma County Industrial Authority,
   Industrial Development Revenue Bonds:
   1986 Series B (Choctaw Nursing
   Center Project):
   10.25%, 9-1-2016 ......................     1,230    1,277,662
   10.125%, 9-1-2006 .....................       525      544,688
   1986 Series A (Westlake Nursing Center
   Project):
   10.25%, 9-1-2016 ......................       905      940,069
   10.125%, 9-1-2006 .....................       430      446,125


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
OKLAHOMA (Continued)
 Bixby Public Works Authority, Utility
   System Revenue Bonds, Refunding
   Series 1994,
   7.25%, 11-1-2019 ......................   $ 2,685 $  2,849,456
 The Clinton Public Works Authority,
   Refunding and Improvement Revenue
   Bonds, Series 1994,
   6.25%, 1-1-2019 .......................     2,575    2,478,438
 The Broken Arrow Public Golf Authority
   (Broken Arrow, Oklahoma), Recreational
   Facilities Revenue Bonds, Series 1995,
   7.25%, 8-1-2020 .......................     2,025    2,050,313
 Trustees of the Oklahoma Ordnance Works
   Authority, Industrial Development Revenue
   Refunding Bonds (A.P. Green Industries,
   Inc. Project), Series 1992,
   8.5%, 5-1-2008 ........................     1,600    1,658,000
 The Guthrie Public Works Authority
   (Guthrie, Oklahoma), Utility System
   Revenue Bonds, Series 1994A,
   6.75%, 9-1-2019 .......................     1,415    1,448,606
 Cushing Municipal Authority (Cushing,
   Oklahoma), Utility System Revenue Bonds,
   Series 1993,
   6.0%, 7-1-2016 ........................     1,345    1,326,506
   Total .................................             15,019,863

OREGON - 0.96%
 Klamath Falls Intercommunity Hospital
   Authority, Gross Revenue Bonds,
   Series 1994 (Merle West Medical Center
   Project),
   7.1%, 9-1-2024 ........................     3,500    3,688,125

PENNSYLVANIA - 6.23%
 Pennsylvania Economic Development Financing
   Authority:
   Rescue Recovery Revenue Bonds
   (Colver Project), Series 1994 D,
   7.125%, 12-1-2015 .....................     2,500    2,618,750
   Exempt Facilities Revenue Bonds (MacMillan
   Bloedel Clarion Limited Partnership Project),
   Series of 1995,
   7.6%, 12-1-2020 .......................     2,000    2,180,000


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
PENNSYLVANIA (Continued)
 Luzerne County Industrial Development
   Authority:
   Exempt Facilities Revenue Refunding Bonds,
   1992 Series A (Pennsylvania Gas and
   Water Company Project),
   7.2%, 10-1-2017 .......................   $ 2,000 $  2,077,500
   Exempt Facilities Revenue Bonds, 1992
   Series B (Pennsylvania Gas and Water
   Company Project),
   7.125%, 12-1-2022 .....................     1,000    1,033,750
 Allegheny County Industrial Development
   Authority (Pennsylvania), Environmental
   Improvement Revenue Bonds (USX Corporation
   Project), Refunding Series A 1994,
   6.7%, 12-1-2020 .......................     3,000    3,060,000
 McKeesport Hospital Authority (Commonwealth
   of Pennsylvania), Hospital Revenue Bonds,
   Series of 1993 (McKeesport Hospital Project),
   6.5%, 7-1-2008 ........................     2,500    2,475,000
 Allentown Area Hospital Authority, Hospital
   Revenue Bonds (Sacred Heart Hospital of
   Allentown), Series A of 1993,
   6.75%, 11-15-2014 .....................     2,115    2,085,919
 South Wayne County Water and Sewer Authority
   (Wayne County, Pennsylvania), Sewer Revenue
   Bonds, Series of 1992,
   8.2%, 4-15-2013 .......................     1,880    1,922,300
 Beaver County Industrial Development Authority
   (Pennsylvania), Collateralized Pollution
   Control Revenue Refunding Bonds, Series 1995
   (The Cleveland Electric Illuminating Company
   Beaver Valley Project),
   7.625%, 5-1-2025 ......................     1,500    1,545,000
 The Cambria County Industrial Development
   Authority (Pennsylvania), Pollution
   Control Revenue Refunding Bonds,
   Series 1994 (Bethlehem Steel
   Corporation Project),
   7.5%, 9-1-2015 ........................     1,440    1,486,800


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
PENNSYLVANIA (Continued)
 Delaware County Authority (Pennsylvania),
   First Mortgage Revenue Bonds, Series 1992
   (Riddle Village Project),
   9.25%, 6-1-2022 .......................   $ 1,000 $  1,112,500
 Clarion County Industrial Development Authority
   (Pennsylvania), Health Facilities Revenue
   Refunding Bonds (Beverly Enterprises
   Project), Series 1985,
   10.125%, 5-1-2007 .....................       865      962,313
 The Hospitals Authority of Philadelphia,
   Hospital Revenue Bonds, Series of 1979
   (James C. Giuffre Medical Center),
   8.25%, 7-1-2009 (E) ...................     1,415      707,500
 Wilkins Area Industrial Development Authority
   (Pennsylvania), First Mortgage Revenue
   Bonds (Longwood at Oakmont, Inc. Continuing
   Care Retirement Community Project),
   Series 1991A,
   10.0%, 1-1-2021 .......................       525      591,281
   Total .................................             23,858,613

RHODE ISLAND - 1.30%
 Providence Public Buildings Authority
   (Veazie Street School and Modular Classrooms
   Projects), Revenue Bonds, Series 1991:
   7.3%, 12-1-2010 .......................     1,000    1,076,250
   7.3%, 12-1-2011 .......................     1,000    1,073,750
 Pawtucket Public Buildings Authority (Water
   System Project), Revenue Bonds, Series 1991:
   7.6%, 7-1-2010 ........................       840      919,800
   7.6%, 7-1-2009 ........................       785      861,537
 Rhode Island Health and Educational Building
   Corporation, Hospital Financing Revenue Bonds,
   South County Hospital Issue - Series 1991,
   7.25%, 11-1-2011 ......................     1,000    1,046,250
   Total .................................              4,977,587

SOUTH CAROLINA - 2.48%
 Charleston County, South Carolina, Industrial
   Refunding Revenue Bonds, 1982 Series (Massey
   Coal Terminal, South Carolina Corporate Project),
   Adjustable Convertible Extendible Securities,
   4.45%, 1-1-2007 .......................     3,000    3,000,000


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
SOUTH CAROLINA (Continued)
 South Carolina State Housing, Finance
   and Development Authority, Multifamily
   Housing Mortgage Revenue Bonds (United
   Dominion-Plum Chase), Series 1991,
   8.5%, 10-1-2021 .......................   $ 2,000 $  2,190,000
 South Carolina Jobs-Economic Development Authority,
   Economic Development Revenue Bonds (Carolinas
   Hospital System Project), Series 1992,
   7.0%, 9-1-2014 ........................     1,500    1,723,125
 McCormick County, South Carolina, Hospital
   Facilities Revenue Bonds, Series 1988
   (McCormick Health Care Center Project),
   10.5%, 3-1-2018 .......................     1,470    1,510,425
 County of Chester, South Carolina, Industrial
   Development Refunding Revenue Bonds (Springs
   Industries, Inc. Project), Series 1992,
   7.35%, 2-1-2014 .......................     1,000    1,075,000
   Total .................................              9,498,550

SOUTH DAKOTA - 0.51%
 South Dakota Health and Educational
   Facilities Authority, Refunding Revenue
   Bonds (Westhills Village Retirement
   Community Issue), Series 1993,
   7.25%, 9-1-2013 .......................     2,000    1,935,000

TENNESSEE - 2.27%
 Memphis-Shelby County Airport Authority,
   Special Facilities Revenue Bonds,
   Series 1993 (Federal Express Corporation),
   6.2%, 7-1-2014 ........................     3,000    3,000,000
 The Industrial Development Board of the
   County of McMinn, Solid Waste Recycling
   Facilities Revenue Bonds, Series 1992
   (Calhoun Newsprint Company Project -
   Bowater Incorporated Obligor),
   7.4%, 12-1-2022 .......................     2,000    2,120,000
 The Health and Educational Facilities
   Board of the City of Crossville, Tennessee,
   Hospital Revenue Improvement Bonds,
   Series 1992 (Cumberland Medical Center),
   6.75%, 11-1-2012 ......................     2,000    2,045,000


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
TENNESSEE (Continued)
 The Industrial Development Board of the
   Metropolitan Government of Nashville and
   Davidson County, Multi-Family Housing
   Revenue Bonds (River Retreat II, Ltd.
   Project), Series 1986,
   9.5%, 5-1-2017 ........................   $ 1,500 $  1,533,750
   Total .................................              8,698,750

TEXAS - 3.03%
 Alliance Airport Authority, Inc., Special
   Facilities Revenue Bonds, Series 1991
   (American Airlines, Inc. Project),
   7.0%, 12-1-2011 .......................     4,500    4,820,625
 Dallas-Fort Worth International Airport
   Facility Improvement Corporation:
   American Airlines, Inc. Revenue Bonds,
   Series 1990,
   7.5%, 11-1-2025 .......................     2,000    2,112,500
   Delta Air Lines, Inc. Revenue Bonds,
   Series 1991,
   7.6%, 11-1-2011........................     1,300    1,387,750
 Retama Development Corporation, Special
   Facilities Revenue Bonds (Retama Park
   Racetrack Project), Series 1993,
   8.75%, 12-15-2018 .....................     3,500    2,100,000
 Housing Authority of the City of Odessa,
   Texas, Multifamily Mortgage Revenue Bonds,
   Series 1993A (Section 8 Assisted Project),
   6.375%, 10-1-2010 .....................     1,225    1,162,219
   Total .................................             11,583,094


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
UTAH - 1.17%
 Carbon County, Utah, Solid Waste Disposal
   Refunding Revenue Bonds, Series 1991
   (Sunnyside Cogeneration Associates Project),
   9.25%, 7-1-2018 .......................   $ 2,500 $  2,725,000
 Brigham City, Box Elder County, Utah,
   Special Assessment Bonds, Series 1990
   (Brigham City, Utah, Special Improvement
   District No. 22),
   9.25%, 8-1-2010 .......................     1,690    1,753,375
   Total .................................              4,478,375

VERMONT - 0.68%
 Vermont Industrial Development Authority,
   Mortgage Revenue Bonds, Wake Robin
   Corporation Project, Series 1993A,
   8.75%, 3-1-2023 .......................     2,500    2,615,625

VIRGIN ISLANDS - 0.39%
 Virgin Islands Public Finance Authority,
   Revenue Refunding Bonds (Virgin Islands
   General Obligation/Matching Fund Loan
   Notes), Series 1992 A,
   7.25%, 10-1-2018 ......................     1,400    1,475,250

VIRGINIA - 0.98%
 Industrial Development Authority of the
   County of Prince William (Virginia),
   Residential Care Facility First Mortgage
   Revenue Bonds (Westminster at Lake Ridge),
   Series 1992A,
   10.0%, 1-1-2022 .......................     2,500    2,709,375
 Virginia Housing Development Authority,
   Commonwealth Mortgage Bonds,
   1988 Series C, Subseries C-2,
   8.0%, 1-1-2038 ........................     1,000    1,051,250
   Total .................................              3,760,625

WASHINGTON - 0.25%
 Stevens County Public Corporation, Pollution
   Control Revenue Refunding Bonds (The
   Washington Water Power Company Kettle
   Falls Project), Series 1993,
   6.0%, 12-1-2023 .......................     1,000      958,750


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
WEST VIRGINIA - 0.94%
 West Virginia Hospital Finance Authority,
   State of West Virginia, Hospital Revenue
   Refunding Bonds, Series of 1986 (Logan
   General Hospital Project),
   8.75%, 4-1-2013 .......................   $ 2,000 $  2,085,000
 Upshur County, West Virginia, Solid Waste
   Disposal Revenue Bonds (TJ International
   Project), Series 1995,
   7.0%, 7-15-2025 .......................     1,500    1,526,250
   Total .................................              3,611,250

WYOMING - 0.67%
 Sweetwater County, Wyoming, Solid Waste
   Disposal Revenue Bonds (FMC Corporation
   Project), Series 1994B,
   6.9%, 9-1-2024 ........................     2,500    2,568,750

TOTAL MUNICIPAL BONDS - 99.32%                       $376,375,763
 (Cost: $360,775,467)

TOTAL SHORT-TERM SECURITIES - 0.51%                  $  1,954,000
 (Cost: $1,954,000)

TOTAL INVESTMENT SECURITIES - 98.83%                 $378,329,763
 (Cost: $362,729,467)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.17%       4,475,166

NET ASSETS - 100.00%                                 $382,804,929


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1995


Notes to Schedule of Investments


(A) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

(B) Coupon resets weekly to 11.95% - Kenny S&P Index. Minimum coupon rate is 0%. On February 15, 1999, rate becomes fixed at 6.65%.

(C)  Security is paying partial interest.

(D) Coupon resets weekly to 11.95% - Kenny S&P Index. Minimum coupon rate is 0%. On April 1, 1999, rate becomes fixed at 6.70%.

(E) Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED MUNICIPAL HIGH INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995

Assets
 Investment securities - at value
   (Notes 1 and 3) ................................. $378,329,763
 Cash  .............................................        5,259
 Receivables:
   Interest ........................................    7,648,890
   Fund shares sold ................................      428,590
 Prepaid insurance premium  ........................       12,853
                                                     ------------
    Total assets  ..................................  386,425,355
                                                     ------------
Liabilities
 Payable for investment securities purchased  ......    2,076,213
 Payable for Fund shares redeemed  .................    1,070,498
 Dividends payable  ................................      223,244
 Accrued service fee  ..............................       70,660
 Accrued transfer agency and dividend disbursing  ..       26,531
 Accrued accounting services fee  ..................        5,000
 Other  ............................................      148,280
                                                     ------------
    Total liabilities  .............................    3,620,426
                                                     ------------
      Total net assets ............................. $382,804,929
                                                     ============
Net Assets
 $1.00 par value capital stock, authorized --
   100,000,000; shares outstanding -- 72,674,203
   Capital stock ................................... $ 72,674,203
   Additional paid-in capital ......................  297,551,298
 Accumulated undistributed income (loss):
   Accumulated undistributed net realized
    loss on investment transactions  ...............   (3,020,868)
   Net unrealized appreciation in value of
    investments at end of period  ..................   15,600,296
                                                     ------------
    Net assets applicable to outstanding
      units of capital ............................. $382,804,929
                                                     ============
Net asset value per share (net assets divided
 by shares outstanding)  ...........................        $5.27
Sales load (offering price x 4.25%).................          .23
                                                            -----
Offering price (net asset value divided by 95.75%)..        $5.50
                                                            =====

   On sales of $100,000 or more the sales load is reduced as set forth in the
                                  Prospectus.

                       See notes to financial statements.

UNITED MUNICIPAL HIGH INCOME FUND, INC.
STATEMENT OF OPERATIONS
For the Fiscal Year Ended SEPTEMBER 30, 1995


Investment Income
 Interest  .........................................  $27,187,810
                                                      -----------
 Expenses (Note 2):
   Investment management fee .......................    1,860,352
   Service fee .....................................      369,260
   Transfer agency and dividend disbursing .........      295,349
   Accounting services fee .........................       56,667
   Audit fees ......................................       31,116
   Custodian fees ..................................       20,755
   Legal fees ......................................       14,959
   Other ...........................................      112,033
                                                      -----------
    Total expenses  ................................    2,760,491
                                                      -----------
      Net investment income ........................   24,427,319
                                                      -----------
Realized and Unrealized Gain (Loss) on Investments
 Realized net loss on securities  ..................   (1,115,328)
 Realized net loss on futures contracts closed  ....   (1,606,563)
                                                      -----------
   Net realized loss on investments ................   (2,721,891)
 Unrealized appreciation in value of investments
   during the period ...............................   15,084,134
                                                      -----------
   Net gain on investments .........................   12,362,243
                                                      -----------
    Net increase in net assets resulting
      from operations ..............................  $36,789,562
                                                      ===========

                       See notes to financial statements.

UNITED MUNICIPAL HIGH INCOME FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                           For the fiscal year
                                            ended September 30,
                                      -----------------------------
                                             1995        1994
                                      --------------   ------------
Increase in Net Assets
 Operations:
   Net investment income ...............$ 24,427,319 $ 21,745,160
   Realized net gain (loss)
    on investments  ....................  (2,721,891)   1,527,051
   Unrealized appreciation
    (depreciation)  ....................  15,084,134  (22,927,131)
                                        ------------ ------------
    Net increase in net assets
      resulting from operations ........  36,789,562      345,080
                                        ------------ ------------
 Dividends to shareholders:*
   From net investment income .......... (24,427,319) (21,745,160)
   From realized net gain from
    investment transactions  ...........         ---   (4,619,821)
   In excess of realized net gain
    from investment transactions  ......  (1,673,583)         ---
                                        ------------ ------------
                                         (26,100,902) (26,364,981)
                                        ------------ ------------
 Capital share transactions:
   Proceeds from sale of shares
    (9,693,367 and 10,978,008 shares,
    respectively)  .....................  49,317,843   58,602,026
   Proceeds from reinvestment of
    dividends and/or capital gains
    distribution (3,868,221 and 4,126,763
    shares, respectively)  .............  19,837,687   21,969,625
   Payments for shares redeemed
    (8,253,031 and 7,325,581 shares,
    respectively)  ..................... (42,201,117) (38,763,374)
                                        ------------ ------------
    Net increase in net assets
      resulting from capital
      share transactions ...............  26,954,413   41,808,277
                                        ------------ ------------
      Total increase ...................  37,643,073   15,788,376
Net Assets
 Beginning of period  .................. 345,161,856  329,373,480
                                        ------------ ------------
 End of period  ........................$382,804,929 $345,161,856
                                        ============ ============
   Undistributed net investment
    income  ............................        $---         $---
                                                ====         ====
                    *See "Financial Highlights" on page 31.
                       See notes to financial statements.

UNITED MUNICIPAL HIGH INCOME FUND, INC.
FINANCIAL HIGHLIGHTS
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                  For the fiscal year ended
                                         September 30,
                             ------------------------------------
                               1995   1994    1993   1992    1991
                             ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ...........          $5.12  $5.53   $5.23  $5.05   $4.85
                              -----  -----   -----  -----   -----
Income from investment
 operations:
 Net investment
   income...........            .35    .34     .35    .36     .38
 Net realized and
   unrealized gain
   (loss) on
   investments .....            .17  (0.34)    .34    .18     .20
                              -----  -----   -----  -----   -----
Total from investment
 operations  .......            .52   0.00     .69    .54     .58
                              -----  -----   -----  -----   -----
Less distributions:
 Dividends declared from
   net investment
   income ..........          (0.35) (0.34)  (0.35) (0.36)  (0.38)
 Distribution from
   capital gains ...          (0.00) (0.07)  (0.04) (0.00)  (0.00)
 Distribution in excess
   of capital gains.          (0.02) (0.00)  (0.00) (0.00)  (0.00)
                              -----  -----   -----  -----   -----
Total distributions.          (0.37) (0.41)  (0.39) (0.36)  (0.38)
                              -----  -----   -----  -----   -----
Net asset value, end
 of period  ........          $5.27  $5.12   $5.53  $5.23   $5.05
                              =====  =====   =====  =====   =====
Total return* ......          10.63%  0.05%  13.77% 11.08%  12.35%
Net assets, end
 of period (000
 omitted) ..........       $382,805$345,162$329,373$260,777$224,945
Ratio of expenses to
 average net
 assets  ...........           0.76%  0.76%   0.70%  0.72%   0.77%
Ratio of net investment
 income to average
 net assets  .......           6.75%  6.39%   6.49%  7.08%   7.63%
Portfolio turnover
 rate  .............          19.07% 26.26%  26.13% 54.18%  60.83%

 *Total return calculated without taking into account the sales load deducted on an initial purchase.
                       See notes to financial statements.

UNITED MUNICIPAL HIGH INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1995

NOTE 1 -- Significant Accounting Policies

     United Municipal High Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Municipal bonds and the taxable obligations in the Fund's investment portfolio are not listed or traded on any securities exchange. Therefore, municipal bonds are valued using prices quoted by Muller and Company, a dealer in bonds which offers a pricing service. Short-term debt securities, whether taxable or nontaxable, are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined by the Internal Revenue Code) and premiums on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. In addition, the Fund intends to meet requirements of the Internal Revenue Code which will permit it to pay dividends from net investment income, substantially all of which will be exempt from Federal income tax. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- All of the Fund's net investment income is declared and recorded by the Fund as dividends payable on each day to shareholders of record at the time of the previous determination of net asset value. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, net operating losses and expiring capital loss carryforwards.

E.   Futures -- See Note 5 -- Futures.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .10% of net assets and (ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds (approximately $13.3 billion of combined net assets at September 30, 1995) at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and .36% of that amount over $12 billion. The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly-owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly-owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10           $      0
           From $   10 to $   25           $ 10,000
           From $   25 to $   50           $ 20,000
           From $   50 to $  100           $ 30,000
           From $  100 to $  200           $ 40,000
           From $  200 to $  350           $ 50,000
           From $  350 to $  550           $ 60,000
           From $  550 to $  750           $ 70,000
           From $  750 to $1,000           $ 85,000
                $1,000 and Over            $100,000

     The Fund also pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.0208 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares was paid in that month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received direct and indirect gross sales commissions (which are not an expense of the Fund) of $1,016,772, out of which W&R paid sales commissions of $586,299 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Service Plan adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a fee to W&R in an amount not to exceed .25% of the Fund's average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     The Fund paid Directors' fees of $13,369.

     W&R is an indirect subsidiary of Torchmark Corporation, a holding company, and United Investors Management Company, a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Purchases of investment securities, other than U.S. Government and short-term securities, aggregated $105,001,566, while proceeds from maturities and sales aggregated $67,215,923. Purchases of short-term securities aggregated $113,965,281, while proceeds from maturities and sales aggregated $127,188,169. No U.S. Government securities were bought or sold during the period ended September 30, 1995.

     For Federal income tax purposes, cost of investments owned at September 30, 1995 was $363,791,664, resulting in net unrealized appreciation of $14,538,099, of which $17,892,088 related to appreciated securities and $3,353,989 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized net capital gain net income of $301,051 during the fiscal year ended September 30, 1995, all of which has been paid to shareholders during the period ended September 30, 1995 Remaining net capital gains will be distributed to the Fund's shareholders.

     Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred from November 1 to the end of its fiscal year ("post-October losses"). From November 1, 1994 through September 30, 1995, the Fund incurred net capital losses of $1,960,745, which have been deferred to the fiscal year ending September 30, 1996.

NOTE 5 -- Futures

     The Fund may engage in buying and selling interest rate futures contracts, but only Debt Futures and Municipal Bond Index Futures. Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount of cash or U.S. Treasury Bills equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments ("variation margins") are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Fund as unrealized gains or losses. Upon the closing of the contracts, the cumulative net change in the variation margin is recorded as realized gain or loss.

REPORT OF INDEPENDENT ACCOUNTANTS
To the Board of Directors and Shareholders of United Municipal High Income Fund, Inc.


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of United Municipal High Income Fund, Inc. (the "Fund") at September 30, 1995, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.



Price Waterhouse LLP
Kansas City, Missouri
November 3, 1995

INCOME TAX INFORMATION

Dividends are declared and recorded by the Fund on each day the New York Stock Exchange is open for business. Dividends are paid monthly on the 27th of the month or on the preceding business day if the 27th is a weekend or holiday.

Exempt Interest Dividends - The exempt interest portion of dividends paid represents the distribution of state and municipal bond interest and is exempt from Federal income taxation.

The table below shows the taxability of dividends paid during the fiscal year ended September 30, 1995:

                         PER-SHARE AMOUNTS REPORTABLE AS:
     -------------------------------------------------------------
                        For Individuals         For Corporations
           ------------------------------- -----------------------------
Record      Ordinary    ExemptLong-Term     Non- ExemptLong-Term
 Date         Income  InterestCapital GainQualifyingInterestCapital Gain
-------------------------------------------------------------------------
October
  through
  December
  1994       1.2124%  98.7876%     ---%  1.2124%98.7876%    ---%
December 1994
  Security
  Profit
  Distribution  ----      ---- 100.0000     ----   ---- 100.0000
January
  through
  September
  1995        1.5381   98.4619     ----   1.538198.4619     ----

NON-QUALIFYING DIVIDENDS -- The non-qualifying portion of distributions represents the taxable portion of dividends paid and does not qualify for the dividends received deduction for corporations.

The actual taxable amounts of dividends will be reported to you on Form 1099-DIV after the close of the applicable calendar year.

Income from the Fund may be subject to the alternative minimum tax. Shareholders are advised to consult with their tax advisors concerning the tax treatment of dividends and distributions from the Fund.

DIRECTORS
Ronald K. Richey, Birmingham, Alabama, Chairman of the Board
Henry L. Bellmon, Red Rock, Oklahoma
Dodds I. Buchanan, Boulder, Colorado
Jay B. Dillingham, Kansas City, Missouri
Linda Graves, Topeka, Kansas
John F. Hayes, Hutchinson, Kansas
Glendon E. Johnson, Miami, Florida
James B. Judd, Kansas City, Missouri
William T. Morgan, Los Angeles, California
Doyle Patterson, Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Keith A. Tucker, Overland Park, Kansas
Frederick Vogel III, Milwaukee, Wisconsin
Paul S. Wise, Carefree, Arizona
Leslie S. Wright, Birmingham, Alabama




OFFICERS

Keith A. Tucker, President
Robert L. Hechler, Vice President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Sharon K. Pappas, Vice President and Secretary
Carl E. Sturgeon, Vice President


This report is submitted for the general information of the shareholders of United Municipal High Income Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United Municipal High Income Fund, Inc. current prospectus.

The United Group of Mutual Funds

United Cash Management, Inc.
United Government Securities Fund, Inc.
United Bond Fund
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Continental Income Fund, Inc.
United Retirement Shares, Inc.
United Asset Strategy Fund, Inc.
United Income Fund
United Accumulative Fund
United Vanguard Fund, Inc.
United New Concepts Fund, Inc.
United Science and Technology Fund
United International Growth Fund, Inc.
United Gold & Government Fund, Inc.


















FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (913) 236-1303

Our INTERNET address is:
  http://www.waddell.com

NUR1014A(9-95)

printed on recycled paper